MANAGEMENT CHANGES (Details Narrative) - USD ($)			9 Months Ended		10 Months Ended	12 Months Ended
	Oct. 12, 2018	Sep. 04, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Feb. 28, 2017
2015 Stock Option Plan [Member]
Number of stock options granted			1,018,000	568,000	318,000	500,000
Exercise price (in dollar per share)			$ 1.23	$ 0.41	$ 0.49	$ 0.41
Mr. Donald B. Pettigrew [Member]
Annual base compensation		$ 325,000
Description of annual bonus terms		Specified executive bonus which is equivalent to 50% of base compensation based on achievement of goals payable in cash.
Number of stock options granted		1,000,000
Exercise price (in dollar per share)		$ 1.23
Description of vesting rights		Vest twenty-five percent 25% at the one (1) year anniversary of the Effective Date and twelve and one-half percent (12.5%) every six (6) months thereafter until fully vested.
Mr. Daniel S. Goldberger [Member] | Subsequent Event [Member]
Monthly base compensation	$ 30,000
Signing bonus	$ 75,000
Description of performance bonus terms	Performance bonus will equal 50% of the initial annual base salary and 50% of the initial target bonus payable to such successor (the Performance Bonus)
Option expiration term	10 years
Mr. Daniel S. Goldberger [Member] | Subsequent Event [Member] | 2015 Stock Option Plan [Member]
Number of stock options granted	500,000
Exercise price (in dollar per share)	$ 1.57
Description of vesting rights	100,000 shares vested immediately, and the remaining 400,000 shares will vest at the rate of 25,000 shares per completed quarter.